Receivables and prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables and Prepaid Expenses [Line Items]
Government authorities	$ 28	$ 52
Prepaid expenses	68	611
Receivables and Prepaid Expenses, Current	$ 96	$ 663